SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
SHARE BASED COMPENSATION [Abstract]
Schedule of assumptions used to estimate the fair value of the options
		Weighted average
	Average risk-free	expected option		Dividend
	rate of return	life	Volatility rate	yield
Granted in 2014	1.63-1.76%	4.5 years	169.77-173.01%	0%
Granted in 2015	1.36-1.76%	3.2 years	140.01-146.02%	0%
Granted in 2016	1.00-1.52%	3.2 years	119.83-146.29%	0%

Summary of the option activity
			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Prices	Contractual Life	Value
Options
Outstanding on January 1, 2016	5,947,000	0.74	2.14	-
Granted	825,000	0.74		-
Exercised	-	-
Forfeited	(687,000)	0.74

Outstanding on December 31, 2016	6,085,000	0.74	1.75	-

Vested or expected to vest at December 31, 2016	5,966,260	0.74	1.48	-

Exercisable at December 31, 2016	3,313,600	0.74	0.67	-

Schedule of summary of the RSUs
		Weighted
	Number of	Average
	shares	Grant Date Fair Value
RSUs
Unvested on January 1, 2016	137,500	1.36
Granted	280,000	0.63

Vested	(137,500)	1.36
Unvested on December 31, 2016	280,000	0.63